Reclassification of the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Inventory impairment	$ 1,343	$ 4,233	$ 13,622